Redeemable Convertible Preferred and Common Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2021	Mar. 11, 2021	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Sale of stock issue price per share		$ 10.00
Shares Authorized (in shares)	0		131,411,372					4,421,633
Shares Issued (in shares)	0		88,434,754					4,384,348
Shares Outstanding (in shares)	0		88,434,754					4,384,348
Liquidation Amount	$ 0		$ 41,791					$ 40,272,000
Carrying Amount	$ 0		$ 39,225,000					$ 40,016,000
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized (in shares)			131,411,372
Shares Issued (in shares)			88,434,754
Shares Outstanding (in shares)			88,434,754
Liquidation Amount			$ 41,791,000
Carrying Amount			$ 39,225,000
Series B Redeemable Convertible Preferred Stock [Member] | OTI
Class of Stock [Line Items]
Sale of stock issue price per share			$ 0.33	$ 0.3323	$ 0.3323	$ 0.3323	$ 0.3323
Shares Authorized (in shares)			131,411,372
Shares Issued (in shares)			88,434,754
Shares Outstanding (in shares)			88,434,754
Liquidation Amount			$ 41,791,000
Carrying Amount			$ 39,225,000